Class A Ordinary Shares Subject to Possible Redemption	5 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
ACON S2 Acquisition Corp [Member]
Class A Ordinary Shares Subject to Possible Redemption
Note 8—Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of December 31, 2020, there were 25,000,000 Class A ordinary shares outstanding, all of which were subject to possible redemption and classified outside of permanent equity in the condenses balance sheets.
The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as recorded outside of permanent equity as follows:

Gross Proceeds	$250,000,000
Less:
Offering costs allocated to Class A shares subject to possible redemption	(13,646,752)
Proceeds allocated to Public Warrants at issuance	(12,500,000)
Plus:
Remeasurement adjustment on Class A ordinary shares subject to possible redemption	26,146,752

Class A ordinary shares subject to possible redemption	$250,000,000

Note 8
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Class A Ordinary Shares Subject to Possible Redemption
The Company’s Class A ordinary shares feature certain redemption rights that are considered to be outside of the Company’s control and subject to the occurrence of future events. The Company is authorized to issue 500,000,000 Class A ordinary shares with a par value of $0.0001 per share. Holders of the Company’s Class A ordinary shares are entitled to one vote for each share. As of September 30, 2021, there were 25,000,000 Class A ordinary shares outstanding, all of which were subject to possible redemption and classified outside of permanent equity in the condenses balance sheets.

The Class A ordinary shares issued in the Initial Public Offering were recognized in Class A ordinary shares subject to possible redemption as recorded outside of permanent equity as follows:

Gross Proceeds	$250,000,000
Less:	—
Offering costs allocated to Class A shares subject to possible redemption	(13,646,752)
Proceeds allocated to Public Warrants at issuance	(12,500,000)
Plus:
Remeasure adjustment on Class A ordinary shares subject to possible redemption amount	26,146,752

Class A ordinary shares subject to possible redemption	$250,000,000